Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Aeronautical revenue	$ 934,704	$ 876,729	$ 644,453
Non aeronautical revenue
Commercial revenue	813,124	738,688	603,651
Construction service revenue	205,777	223,361	144,722
Other revenue	8,529	4,489	7,212
Revenue	1,962,134	1,843,267	1,400,038
Timing of revenue recognition	1,962,134	1,843,267	1,400,038
Over time
Non aeronautical revenue
Timing of revenue recognition	1,530,161	1,446,616	1,039,699
At a point in time
Non aeronautical revenue
Timing of revenue recognition	125,582	104,526	119,730
Revenues accounted for under IFRS 16
Non aeronautical revenue
Timing of revenue recognition	$ 306,391	$ 292,125	$ 240,609